Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2011 Notes payable, current portion due	Dec. 31, 2010 Notes payable, current portion due	Dec. 31, 2010 Long term convertible notes payable	Dec. 31, 2009 Restated Amount	Dec. 31, 2009 Restated Amount Notes payable, current portion due	Dec. 31, 2009 Restated Amount Long term convertible notes payable	Sep. 30, 2011 Preferred stock	Dec. 31, 2010 Preferred stock	Dec. 31, 2009 Preferred stock Restated Amount	Sep. 30, 2011 Convertible Series A preferred stock	Dec. 31, 2010 Convertible Series A preferred stock	Dec. 31, 2009 Convertible Series A preferred stock Restated Amount	Sep. 30, 2011 Convertible Series B preferred stock	Dec. 31, 2010 Convertible Series B preferred stock	Dec. 31, 2009 Convertible Series B preferred stock Restated Amount	Sep. 30, 2011 Convertible Series C preferred stock	Dec. 31, 2010 Convertible Series C preferred stock	Dec. 31, 2009 Convertible Series C preferred stock Restated Amount
Trade accounts receivable, allowance	$ 125,000	$ 125,000				$ 135,000
Inventories, allowance	300,000	164,005				100,000
Long term notes payable, current portion due	4,235,587	4,109,749	4,235,587	4,109,749		678,128	53,128
Long term notes payable, related party, current portion due			0	487,208			170,852
Long term notes payable related party, discounts				0	0		369,516	2,773,555
Preferred stock, par value									$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized									10,000,000	10,000,000	10,000,000	5,000,000	5,000,000	5,000,000	30,000	30,000	30,000	10,000	10,000	10,000
Preferred stock, shares issued												50,543	50,543	50,543
Preferred stock, shares outstanding												50,543	50,543	50,543	0	0	0	0	0	0
Preferred stock, liquidation preference												$ 50,543	$ 50,543
Preferred stock, liquidation preference													$ 50,543	$ 50,543
Common stock, par value	$ 0.001	$ 0.001				$ 0.001
Common stock, shares authorized	325,000,000	325,000,000				325,000,000
Common stock, shares issued	219,282,472	214,045,673				169,837,626
Common stock, shares outstanding	219,282,472	214,045,673				169,837,626
Common stock issuable, shares authorized	0	50,000				0
Common stock issuable, shares issuable	0	50,000				0